Segment reporting - Sales by product line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [abstract]
Sales	$ 1,335,121	$ 1,643,939	$ 1,650,034
Silicon Metal Product Line
Disclosure of products and services [abstract]
Sales	430,155	726,650	722,226
Manganese Alloys Product Line
Disclosure of products and services [abstract]
Sales	357,724	332,845	259,197
Ferrosilicon Product Line
Disclosure of products and services [abstract]
Sales	282,560	272,386	330,946
Other Silicon Based Alloys Product Line
Disclosure of products and services [abstract]
Sales	115,823	131,744	159,441
Silica Fume Product Line
Disclosure of products and services [abstract]
Sales	27,705	31,323	33,804
Other Product Lines
Disclosure of products and services [abstract]
Sales	$ 121,154	$ 148,991	$ 144,420